Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Cash Flows from Operating Activities:
Net (loss) income	$ (862,319)	$ 182,933
Adjustments to reconcile net (loss) income to net cash used in operating activities:
Depreciation and amortization expenses	155,946	94,574
Provision for expected credit losses	291,227	117,820
Amortization of right-of-use assets	28,255	132,718
Share-based compensation expenses	22,224	26,279
Deferred tax expenses (benefits)	107,126	(164,715)
Upward adjustments in investments in non-marketable securities	(4,754)	(29,308)
Changes in fair value of short-term investments		131,817
Changes in operating assets and liabilities:
Accounts receivable	992,889	(388,736)
Prepayments	(25,714)	325,496
Inventories	589,996	280,675
Other current assets	(238,923)	54,974
Accounts payable	396,025	557,113
Advances from customers	533,010	(313,513)
Accrued expenses and other liabilities	(156,473)	(86,471)
Lease liabilities	(7,634)	(112,058)
Net Cash Provided by Operating Activities	1,820,881	809,598
Cash Flows from Investing Activities:
Purchases of property and equipment		(2,095,339)
Repayment of loans from third parties		277,762
Investments in short-term investments	(6,121,512)	(5,416,933)
Proceeds from redemption of short-term investments	5,241,241	5,241,677
Investments in non-marketable securities	(100,000)
Proceeds from redemption of non-marketable securities		195,169
Net Cash Used in Investing Activities	(980,271)	(1,797,664)
Effect of exchange rate changes on cash and cash equivalents	230,106	(280,819)
Net increase (decrease) in cash and cash equivalents	1,070,716	(1,268,885)
Cash and cash equivalents at beginning of period	7,841,306	7,548,694
Cash and cash equivalents at end of period	8,912,022	6,279,809
Supplemental Cash Flow Information
Cash paid for income tax	89,807	67,043
Noncash investing activities
Right of use assets obtained in exchange for operating lease obligations		56,367
Decrease in right of use assets and operating lease obligations due to termination	$ (23,003)